Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net (loss) income	$ (95,821)	$ 317,716	$ 241,553
Non-cash and non-operating items:
Unrealized gain on non-designated derivative instruments (note 13)	(32,215)	(3,226)	(70,650)
Depreciation and amortization	142,664	145,728	128,459
Write-down (gain) and (gain) loss on sales of vessels (notes 6 and 18)	382,770	(27,991)	54,397
Unrealized foreign currency exchange loss (gain) including the effect of settlement upon maturity or termination of cross currency swaps (note 13)	2,884	9,183	(29,884)
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	56,948	72,296	20,664
Amortization of deferred financing issuance costs included in interest expense	4,418	6,367	6,949
Provision for Loan, Lease, and Other Losses	22,300	(17,700)	(9,400)
Gain (Loss) on Extinguishment of Debt	(6,331)	(5,064)	0
Other Noncash Income (Expense)	(1,483)	9,953	6,934
Increase (Decrease) in Operating Capital	(33,050)	6	30,917
Net operating cash flow	395,288	362,664	276,777
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	550,885	190,000	367,709
Scheduled repayments of long-term debt and settlement of related swaps (note 13)	(106,903)	(242,925)	(110,593)
early repayment of long-term debt	432,585	294,951	197,836
Financing issuance costs	(8,553)	(4,793)	(2,200)
Finance Lease, Principal Payments	(131,147)	(122,263)	(74,987)
Repayments of Long-term Capital Lease Obligations	(413,501)	(215,064)	(122,458)
Payments for Repurchase of Preferred Stock and Preference Stock	0	(3,972)	(2,690)
Cash Acquired in Excess of Payments to Acquire Business	0	0	10,674
Proceeds from Contributions from Parent	0	86,180	135,306
Share-based Payment Arrangement, Cash Used to Settle Award	0	0	(5,964)
Payments of Ordinary Dividends	275,117	74,941	25,606
Payments of Ordinary Dividends, Noncontrolling Interest	(4,411)	(864)	(4,180)
Proceeds from Long-term Capital Lease Obligations	629,685	309,778	160,000
Net financing cash flow	(191,647)	(373,815)	127,175
INVESTING ACTIVITIES
Expenditures for vessels and equipment, including advances on newbuilding contracts	(257,733)	(147,970)	(108,024)
Capital returned from equity-accounted joint ventures	29,961	0	0
Proceeds from repayments of advances to equity-accounted joint ventures	0	0	32,266
Payments to Acquire Businesses, Net of Cash Acquired	0	(3,000)	(223,137)
Proceeds from sales of investment in equity-accounted joint venture and vessels (notes 7a(viii) and 18)	27,705	80,569	18,832
Net investing cash flow	(200,067)	(70,401)	(280,063)
Increase (decrease) in cash, cash equivalents and restricted cash	3,574	(81,552)	123,889
Cash, cash equivalents and restricted cash, beginning of the year	184,394	265,946	142,057
Cash, cash equivalents and restricted cash, end of the year	$ 187,968	$ 184,394	$ 265,946